Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following tables and related disclosures provide information about (i) the total compensation of our CEO (our principal executive officer), and our other Named Executive Officers (“other NEOs”), as presented in the table under "Executive Compensation - Summary Compensation Table" (“SCT”), (ii) the “compensation actually paid” (“CAP”) to our CEO and our other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules, (iii) certain financial performance measures, and (iv) the relationship of CAP to those financial performance measures.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended, and does not necessarily reflect value actually realized by the executives or how our compensation committee evaluates compensation decisions in light of company or individual performance.

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (3)	Net Income (Loss) (4)
2024	$645,795	$642,377	$495,755	$497,077	$2.50	$(24,992,296)
2023	384,200	334,063	326,267	314,994	5.48	(25,966,762)
2022	652,012	293,263	429,383	310,696	9.57	(14,021,125)

(1)

These amounts reflect (i) the total compensation reported in the SCT for the applicable year in the case of our CEO; and (ii) the average of the total compensation reported in the SCT for the applicable year for our other NEOs. For 2024, 2023 and 2022, Mr. Dodd was the CEO. Drs. McKee and Newman are the other NEOs for 2024 and 2023. Dr. Newman and Mr. Reynolds are the other NEOs for 2022.

PEO Total Compensation Amount	$ 645,795	$ 384,200	$ 652,012
PEO Actually Paid Compensation Amount	$ 642,377	334,063	293,263
Adjustment To PEO Compensation, Footnote
(2)

These amounts reflect the amount of CAP for our CEO and other NEOs as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine CAP:

	2024		2023		2022
	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs
SCT Total Pay	$645,795	$495,755	$384,200	$326,267	$652,012	$429,383
Deduct value of equity awards granted during the year as reported in the SCT	(75,495)	(33,865)	-	-	(183,000)	(73,200)
Add year-end value of unvested equity awards granted during the year	85,295	38,261	-	-	152,250	60,900
Add change in value of unvested equity awards granted in prior years	(13,804)	(3,176)	(57,530)	(12,159)	(348,772)	(112,837)
Add change in value of equity awards granted in prior years that vested during the year	586	102	7,393	886	20,773	6,450
Compensation Actually Paid	$642,377	$497,077	$334,063	$314,994	$293,263	$310,696

(3)	Total shareholder return (“TSR”) represents the value on the last trading day of each of 2024, 2023 and 2022 of an investment of $100 in our Common Stock on the last trading day of 2021.
(4)	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 495,755	326,267	429,383
Non-PEO NEO Average Compensation Actually Paid Amount	$ 497,077	314,994	310,696
Compensation Actually Paid vs. Total Shareholder Return

Analysis of Information Presented in the Pay Versus Performance Table

The graphs below illustrate the relationship between the CAP for our CEO and the average CAP for our other NEOs, versus (i) our TSR, and (ii) our net income (loss) for the years ended December 31, 2024, 2023 and 2022. TSR amounts reported in the graph assume an initial fixed investment of $100 at December 31, 2021.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 2.5	5.48	9.57
Net Income (Loss)	(24,992,296)	(25,966,762)	(14,021,125)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,495)	0	(183,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,295	0	152,250
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,804)	(57,530)	(348,772)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	586	7,393	20,773
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,865)	0	(73,200)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,261	0	60,900
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,176)	(12,159)	(112,837)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 102	$ 886	$ 6,450